Subsequent event (Details)									3 Months Ended
	Jul. 31, 2022 MXN ($)	May 31, 2022 MXN ($)	Apr. 22, 2022 MXN ($) item	Mar. 31, 2022 MXN ($) tranche	Jan. 19, 2022 MXN ($) $ / shares	Dec. 14, 2021 MXN ($) $ / shares	Apr. 21, 2021 $ / shares	Apr. 29, 2019 MXN ($) $ / shares	Mar. 31, 2022 MXN ($)
Subsequent event
Dividends Approved					$ 4,370,000,000,000	$ 2,000,000,000,000		$ 1,600,000,000
Dividends per share | $ / shares					$ 11.201923995	$ 5.126738671	$ 5.126738671	$ 4.0633
Dividend payments
Subsequent event
Dividends Approved	$ 500,000,000	$ 1,800,000,000	$ 2,300,000,000		$ 4,325,841,000
Number of installments for payment of a cash dividend | item			2
Dividends per share | $ / shares					$ 11.201923995
Debt instrument, bonds issued on March 31, 2022
Subsequent event
Principal amount				$ 4,000,000,000					$ 4,000,000,000
Number of tranches | tranche				2
Debt instrument, bonds issued on March 31, 2022 | Variable interest rate
Subsequent event
Principal amount				$ 1,700,000,000					$ 1,700,000,000
Term of loan				5 years
Spread on interest rate basis				0.14%					0.14%
Debt instrument, bonds issued on March 31, 2022 | Fixed interest rate
Subsequent event
Principal amount				$ 2,300,000,000					$ 2,300,000,000
Term of loan				7 years
Interest rate (as a percent)				9.35%					9.35%
Prepaid amount of short-term loan				$ 2,700,000,000
Debt Maturing on April 10, 2026 and April 7, 2028
Subsequent event
Interest rate basis									28-day TIIE